Note 15 - Financial Instruments - Fair Value of Company's Investments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Derivative Liabilities	$ 0	$ 289,430
Derivative Liabilities	705,970	210,113
Interest Rate Swap [Member]
Derivative Liabilities	1,396,568	289,430
Derivative Liabilities	705,970	210,113
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Liabilities	40,830	0
Derivative Liabilities		0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Liabilities	1,396,568	289,430
Derivative Liabilities	705,970	210,113
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Liabilities		0
Derivative Liabilities		$ 0
Freight Forward Agreements [Member]
Derivative Liabilities	$ 40,830